Basis of Preparation	12 Months Ended
Dec. 31, 2023
Basis of Preparation [Abstract]
Basis of Preparation	BASIS OF PREPARATION
(a)Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements were approved and authorized for issuance by the Board of Directors on February 21, 2024.
(b)Basis of consolidation
(i)Subsidiaries
The Company’s consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control is defined as Equinox Gold having power over the entity, exposure or rights to variable returns from its involvement with the entity, and the ability to use its power over the entity to affect the amount of returns. The financial statements of a subsidiary are included in the Company’s consolidated financial statements from the date the Company obtains control of the entity until the date the Company loses control of the entity.
2.    BASIS OF PREPARATION (CONTINUED)
(b)Basis of consolidation (continued)
(ii)Investments in associates
The Company’s investments in Sandbox Royalties Corp. (“Sandbox”), and in i-80 Gold until March 31, 2023 (note 10(b)), are accounted for as investments in associates.
An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control of those policies. The Company is presumed to have significant influence if it holds, directly or indirectly, 20% or more of the voting power of the investee, unless it can be clearly demonstrated that the Company does not have significant influence. Investments in entities in which the Company owns less than a 20% interest are accounted for as marketable securities or other investments in equity instruments unless it can be clearly demonstrated that significant influence exists based on the Company’s contractual rights and other factors.
The Company accounts for an investment in associate using the equity method. Under the equity method, the Company’s investment in an associate is initially recognized at cost and subsequently increased or decreased to recognize the Company’s share of net income or loss and other comprehensive income or loss (“OCI”) of the associate, and for impairment losses after the initial recognition date. The Company’s share of income or loss and OCI of the associate is recognized in net income or loss and OCI, respectively, during each reporting period.
When an investee ceases to be an associate, the Company discontinues the use of the equity method to account for its investment. When the Company retains an interest in the former associate, the Company accounts for the interest as a marketable security or other investment in equity instrument and a gain or loss is recognized in net income or loss for the difference between: (i) the fair value of any retained interest and any proceeds from disposing of a partial interest in the associate; and (ii) the carrying amount of the investment at the date the use of the equity method was discontinued.
(iii)Joint operation
The Company’s consolidated financial statements include the Company’s 60% interest in the Greenstone joint operation. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists when decisions about the activities that significantly affect the returns of the arrangement require the unanimous consent of the parties sharing control. The Company proportionately consolidates its share of Greenstone’s assets, liabilities, revenues and expenses.
(c)Presentation currency
Except as otherwise noted, these consolidated financial statements are presented in United States dollars (“$”, “US dollars” or “USD”). All references to C$ are to Canadian dollars (“CAD”).
(d)Functional currency
The functional currency of the Company and its subsidiaries is the US dollar. The functional currency of the Company’s joint operation, Greenstone, is the Canadian dollar.